Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details)	6 Months Ended		12 Months Ended
	May 31, 2025 HKD ($)	May 31, 2025 USD ($)	Nov. 30, 2024 HKD ($)
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	$ 7,027,799	$ 903,259	$ 2,154,945
Provision of expected credit losses	500,000	56,809	3,890,793
Write-off of accounts receivable			982,061
Balance at end of the year	$ 7,527,799	$ 960,068	$ 7,027,799